Consolidated Statement of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Operations
Revenues	€ 844,985	€ 288,836	€ 127,087
Other income	50,905	29,009	28,830
Total revenues and other income	895,890	317,845	155,918
Research and development expenses	(427,320)	(322,875)	(218,502)
General and administrative expenses	(73,701)	(35,631)	(24,415)
Sales and marketing expenses	(24,577)	(4,146)	(2,803)
Total operating expenses	(525,597)	(362,652)	(245,720)
Operating income/loss (-)	370,292	(44,807)	(89,802)
Fair value re-measurement of share subscription agreement and warrants	(181,644)
Other financial income	21,482	18,335	4,877
Other financial expenses	(60,071)	(2,737)	(30,582)
Income/loss (-) before tax	150,060	(29,209)	(115,507)
Income taxes	(214)	(50)	(198)
Net income/loss (-)	149,845	(29,259)	(115,704)
Net income/loss (-) attributable to: Owners of the parent	€ 149,845	€ (29,259)	€ (115,704)
Basic income/loss (-) per share	€ 2.60	€ (0.56)	€ (2.34)
Diluted income/loss (-) per share	€ 2.49	€ (0.56)	€ (2.34)